Accounting Policies - Inventories (Details)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Audio-visual rights, consumption period	12 months
Own content, maximum production cycle period	36 months
Own content, maximum income statement charge period	36 months